Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Summary of share capital
	Number of shares				Amount
	Authorized		Issued and paid		Authorized		Issued and paid
	December 31,		December 31,		December 31,		December 31,
	2017	2016	2017	2016	2017	2016	2017	2016
	In thousands				NIS in thousands		USD in thousands
Ordinary shares of NIS 0.1 par value*	800,000	150,000	191,786	44,143	80,000	15,000	5,292	1,189

Summary of grants of options to employees and other service
Date of grant	Plan	Number of options granted	exercise price per option (NIS)	Fair value on grant date-NIS in thousands	Number of options outstanding- December 31, 2017	Number of options exercisable at 31, December 2017	Expiration date
April 2012	Series A	230,000	(**)0.91	117	100,000	100,000	April 23, 2018
April 2012	Series B	1,150,000	(**)0.68	659	680,000	680,000	April 23, 2018
October 2013	Series C	(***)4,500,000	(**)0.83	1,357	3,850,000	3,850,000	September 30, 2018
July 2014	Series D	(*)310,000	(**)0.537	56	60,000	45,000	July 17, 2020
July 2014	Series D	3,070,000	(**)0.537	554	1,580,000	1,185,000	July 17, 2020
December 2015	Series F	(*)157,500	2.05	116	157,500	78,750	December 29, 2021
December 2015	Series F	664,800	2.05	491	251,300	125,650	December 29, 2021
October 2017	Series K	(*)1,750,000	0.162	167	1,750,000		October 17, 2023
October 2017	Series K	9,880,000	0.162	942	9,880,000		October 17, 2023
Total		21,712,300			18,308,800	6,064,400

(*)	Granted to related parties.
(**)	Linked to the CPI as set out in the option allotment plan.
(***)	The board of directors meeting dated August 12, 2013, and the general meeting of the Company’s shareholders dated September 29, 2013 authorized the allotment of 4,500,000 options (Series C), to the Group’s CEO. The options (Series C) are subject to the conditions of the option allotment plan, for the allotment of non-marketable options to officers, employees and advisors of the Group. Each 10 options is exercisable into one ordinary Company share of NIS 0.1 par value at the exercise price of NIS 8.3.

Summary of options calculated using the Black and Scholes options pricing model
Date of grant	Fair value on grant date-NIS in thousands	Share price on date of grant (NIS)	Expected dividend	Expected volatility	Risk free interest	Vesting conditions	Expected term
December 2015	607	1.627	None	54%	1.39%	four equal batches, following one, two, three and four years from their grant date	6 years
October 2017	1,109	0.162	None	64%	1.16%	four equal batches, following one, two, three and four years from their grant date	6 years

Summary of share options and the weighted averages of their exercise prices
	For the year ended December 31,
	2017		2016		2015
	Number of options	Weighted average of exercise price per 1 ordinary share-(NIS)	Number of options	Weighted average of exercise price per 1 ordinary share-(NIS)	Number of options	Weighted average of exercise price per 1 ordinary share-(NIS)
Outstanding at the beginning of year	8,722,500	4.69	10,459,800	4.80	11,110,000	8.44
Granted	11,630,000	0.162			1,172,300	2.05
Forfeited	(801,064)	3.52	(302,500)	6.45	(485,833)	15.6
Expired	(1,242,636)	3.74	(1,434,800)	5.09	(1,336,667)	6.98
Outstanding at year end	18,308,800	0.58	8,722,500	4.69	10,459,800	4.80
Exercisable at year end	6,064,400	6.11	7,208,542	6.32	6,034,999	9.23